Components of Change in Other Assets and Liabilities Net (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Supplemental Cash Flow Elements [Abstract]
Other current and noncurrent assets	$ (3,631)	$ 8,066	$ 1,186
Accrued salaries, benefits and payroll taxes	(12,303)	10,136	(4,276)
Accrued insurance and other taxes	4,425	(17,641)	421
Accrued income taxes	(4,364)	27,680	3,889
Accrued pension, postretirement and postemployment benefits	(18,153)	1,150	(4,795)
Other current and noncurrent liabilities	(3,014)	(10,681)	7,373
Change in other assets and liabilities	$ (37,040)	$ 18,710	$ 3,798